Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to common stockholders	$ (12,501,519)	$ (9,209,247)	$ (19,928,085)	$ (19,278,511)
Denominator:
Basic weighted-average shares outstanding	86,132,077	77,064,709	86,021,326	73,957,742
Diluted weighted-average shares outstanding	86,132,077	77,064,709	86,021,326	73,957,742
Loss per share:
Basic loss per share	$ (0.15)	$ (0.12)	$ (0.23)	$ (0.26)
Diluted loss per share	$ (0.15)	$ (0.12)	$ (0.23)	$ (0.26)